Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
The following is a reconciliation of basic and diluted earnings (loss) per share from continuing operations for the years ended December 31:

In millions, except per share amounts	2018	2017	2016
Numerator for earnings per share calculation:
Income (loss) from continuing operations	$(596)	$6,631	$5,320
Income allocated to participating securities	(3)	(24)	(27)
Net (income) loss attributable to noncontrolling interests	2	(1)	(2)
Income (loss) from continuing operations attributable to CVS Health	$(597)	$6,606	$5,291

Denominator for earnings per share calculation:
Weighted average shares, basic	1,044	1,020	1,073
Effect of dilutive securities	—	4	6
Weighted average shares, diluted	1,044	1,024	1,079

Earnings (loss) per share from continuing operations:
Basic	$(0.57)	$6.48	$4.93
Diluted	$(0.57)	$6.45	$4.91